S000079480 [Member] Investment Objectives and Goals - iShares Breakthrough Environmental Solutions ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BREAKTHROUGH ENVIRONMENTAL SOLUTIONS ETF Ticker: ETECStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Breakthrough Environmental Solutions ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies involved in breakthrough innovations and development of new technologies that address the climate transition.